EXHIBIT 99.7

NISSAN MASTER OWNER TRUST

RECEIVABLES — 2019-B SERIES

Period	Collection	Accrual	Distribution
From	01-Mar-20	16-Mar-20	15-Apr-20
To	31-Mar-20	15-Apr-20
Days	30

Description of Collateral

On the Distribution Date, the Series 2019-B balances were:

Notes	$1,000,000,000.00
1,000,000,000.00
Principal Amount of Debt	1,000,000,000.00
Required Overcollateralization	$226,994,000.00
Required Overcollateralization Increase - MPR < 35%	$0.00
Required Overcollateralization Increase - MPR < 30%	$0.00
Incremental Overcollateralization Amount	$0.00
Series Nominal Liquidation Amount	1,226,994,000.00

Required Participation Amount	$1,226,994,000.00
Excess Receivables	$227,610,442.39
Excess Funding Account	0.00

Total Collateral	1,454,604,442.39

Collateral as Percent of Notes	145.46%

NMOTR Trust Pool Activity

During the past Collection Period, the following activity occurred:

NMOTR
Total Pool
Beginning Gross Principal Pool Balance	$5,299,788,476.58
Total Principal Collections	($1,766,965,071.25)
Investment in New Receivables	$1,747,564,607.01
Receivables Added for Additional Accounts	$0.00
Repurchases	($19,653,152.57)
Principal Default Amounts	$0.00
Principal Reallocation	$0.00
New Series Issued During Collection Period	$0.00
Less Net CMA Offset	($520,176,962.19)
Less Servicing Adjustment	($1,869,715.75)

Ending Balance	$4,738,688,181.83

SAP for Next Period	30.70%

Average Receivable Balance	$4,636,936,437.38
Monthly Payment Rate	38.11%

Interest Collections

During the past collection period, the following activity occurred:

NMOTR
Total Pool
Total Interest Collections	$13,083,110.11
Principal Reallocations	0.00
Recoveries on Receivables Written Off	0.00

Total Available	$13,083,110.11

Series Allocation Percentage at Month-End	30.70%
Floating Allocation Percentage at Month-End	89.95%

Expected Final Payment Date	Accumulation Period	Early Redemption Period
11/15/2021	5/1/2021	No

Accumulation Account
Beginning	—
Payout	—
Additions	—

Ending Balance	—

Distributions to Investors
Days	30
LIBOR	0.704630%
Applicable Margin	0.430000%
	1.134630%

	Actual	Per $1000
Interest	945,525.00	0.95
Principal	—	—

		0.95
Total Due Investors	945,525.00
Servicing Fee	1,022,495.00

Excess Cash Flow	1,644,431.47

Reserve Account
Required Balance	$5,000,000.00
Current Balance	$5,000,000.00

Deficit/(Excess)	$—

‘Status Trigger’
	Threshold	Actual
Status Percentage	10.2%	0.80%
Pass / Fail	PASS

Seller’s Interest (calculated in accordance with Regulation RR)
Seller’s Interest*	48.94%

*	Calculated using the Pool Balance as of the last day of the related Collection Period and funds in any Accumulation Account on the Distribution Date.